Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share of Common Stock

The following table sets forth the computation of basic and diluted net loss per share of common stock:

	For the Three Months Ended September 30
	2013		2012
	Controlling Shareholders	Noncontrolling Shareholders	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss attributable to common stock	$(21,156,773)	$(4,346,354)	$(19,990,435)	$(4,005,071)
Deemed dividends related to the Series J Preferred Stock attributable to all shareholders	(17,910,579)	(3,679,470)	—	—
Deemed dividends due to change in Series H and Series I Preferred Stock conversion price attributable to all shareholders	(11,982,712)	(2,461,676)	—	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	—	—	(43,320,722)	(8,679,278)

Undistributed net loss	$(51,050,064)	$(10,487,500)	$(63,311,157)	$(12,684,349)

Basic and diluted weighted average number of common shares outstanding	170,672,339	35,062,174	170,560,715	34,171,729

Basic and diluted net loss per common share	$(0.30)	$(0.30)	$(0.37)	$(0.37)

	For the Nine Months Ended September 30
	2013		2012
	Controlling Shareholders	Noncontrolling Shareholders	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss attributable to common stock	$(47,896,411)	$(9,822,624)	$(77,840,649)	$(15,108,629)
Deemed dividends related to the Series J Preferred Stock attributable to all shareholders	(17,915,855)	(3,674,194)	—	—
Deemed dividends due to change in Series H and Series I Preferred Stock conversion price attributable to all shareholders	(11,986,242)	(2,458,146)	—	—
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	—	—	12,488,175	(12,488,175)
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	—	—	(167,913,898)	(32,591,568)

Undistributed net loss	$(77,798,508)	$(15,954,964)	$(233,266,372)	$(60,188,372)

Basic and diluted weighted average number of common shares outstanding	170,645,985	34,996,177	171,573,632	33,301,911

Basic and diluted net loss per common share	$(0.46)	$(0.46)	$(1.36)	$(1.81)

The following table sets forth the computation of basic and diluted net loss per share of common stock:

	For the Years Ended December 31,
	2012		2011	2010
	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss attributable to common stock	$(93,066,715)	$(18,273,694)	$(90,434,568)	$(296,136,691)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	12,488,175	(12,488,175)	—	—
Deemed dividends due to issuance of Commitment Shares attributable to all shareholders	(1,337,401)	(262,599)	—	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(170,193,331)	(33,417,541)	—	—

Undistributed net loss	$(252,109,272)	$(64,442,009)	$(90,434,568)	$(296,136,691)

Basic and diluted weighted average number of common shares outstanding	171,336,891	33,642,080	189,671,299	44,274,077

Basic and diluted net loss per common share:	$(1.47)	$(1.92)	$(0.48)	$(6.69)